UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 31, 2011


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                27

Form 13F Information Table Value Total:           157,712,500
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP                 VALUE         SH/PRN             INVESTMENT      OTHER    VOTING
                                                                 1,000.00       AMOUNT             DISCRETION      MGRS    AUTHORITY

ISHARES TRUST LEHMAN              AGG       464287226              565,773.01      5113.666            Yes           No        No

Barclays Bank Plc                 DJP       06738C778            2,618,726.80         59980            Yes           No        No

iShares MSCI Emerging Markets     EEM       464287234           14,483,349.60    332912.273            Yes           No        No

Ishares Trust EAFE Index Fund     EFA       464287465           28,302,006.46    527628.756            Yes           No        No

Ishares Trust MSCI Index          EFG       464288885              566,586.66          9998            Yes           No        No

Ishares Trust MSCI Eafe Value
  Index Fund                      EFV       464288877              526,408.64         11404            Yes           No        No

Ishares Inc MSCI Brazil Index     EWZ       464286400               91,975.50          1350            Yes           No        No

Ishares Trust Cohen & Steers
  Realty Majors                   ICF       464287564            5,904,456.51     77669.778            Yes           No        No

iShares S&P 500 Barra Value Fund  IVE       464287408              852,754.75         13655            Yes           No        No

Ishares Trust                     IVV       464287200                9,036.29            67            Yes           No        No

iShares S&P 500 Barra Growth Fund IVW       464287309              400,252.68          5587            Yes           No        No

I Shares Russell 1000 Index       IWB       464287622               53,605.88           718            Yes           No        No

Ishares Trust Russell Microcap    IWC       464288869              473,515.46      9315.669            Yes           No        No

iShares Russell 1000 Value        IWD       464287598           41,044,121.59    606623.139            Yes           No        No

iShares Russell 1000 Growth       IWF       464287614           37,167,924.62     592034.48            Yes           No        No

iShares Russell 2000              IWM       464287655              376,459.40       4553.21            Yes           No        No

iShares Russell 2000 Value Index
  Fund                            IWN       464287630           12,308,421.23    168516.172            Yes           No        No

Ishares Russell 2000 Growth Index IWO       464287648            8,635,295.76     90936.139            Yes           No        No

Ishares Trust Russell Midcap
  Growth Index                    IWP       464287481               28,552.68           468            Yes           No        No

Ishares Trust Russell Midcap
  Value Index Fund                IWS       464287473              193,033.26          4122            Yes           No        No

iShares Dow Jones US Real Estate
  Index Fund                      IYR       464287739               593,666.66     9618.708            Yes           No        No

Ishares Trust Large Value Index
  Fund                            JKF       464288109              630,354.44         10253            Yes           No        No

Ishares Trust Small Growth Index
  Fund                            JKK       464288604               71,610.00           775            Yes           No        No

Ishares Trust Small Value Index
  Fund                            JKL       464288703              142,270.00          1640            Yes           No        No

Ishares Trust KLD Select Social   KLD       464288802            1,655,019.52      2795.046            Yes           No        No

Ishares Trust 1-3 Treasury Index
  Fund                            SHY       464287457               14,872.00           176            Yes           No        No

iShares Barclay TIPS Bond         TIP       464287176                 2495.22            21            Yes           No        No

                                                               157,712,544.62   2547931.036